Reverse recapitalization - Summary of Earn-Out Rights (Details) - Gores Guggenheim, Inc. Business Combination Agreement (BCA) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reverse Recapitalization [Line Items]
Change in fair value measurement	$ (126,624)	$ (443,168)	$ (902,068)
Monte Carlo
Reverse Recapitalization [Line Items]
Earn-out rights	$ 28,778	$ 155,402	$ 598,570